INTANGIBLE ASSETS AND GOODWILL, NET (Details 5)		Dec. 31, 2017		Dec. 31, 2016
Prima AFP - AFP Unión Vida [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		1.00%		1.20%
Discount rate used in current measurement of fair value less costs of disposal		9.41%		8.73%
Credicorp Capital Colombia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		3.80%		3.80%
Discount rate used in current measurement of fair value less costs of disposal		12.63%		13.44%
Banco de Crédito del Perú [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		5.00%		5.00%
Discount rate used in current measurement of fair value less costs of disposal		11.46%		12.48%
Atlantic Security Holding Corporation [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		2.00%		2.00%
Discount rate used in current measurement of fair value less costs of disposal		10.31%		11.17%
Mibanco - Edyficar Perú [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		3.00%		3.00%
Discount rate used in current measurement of fair value less costs of disposal		12.43%		12.48%
Inversiones IMT [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		5.25%		5.25%
Discount rate used in current measurement of fair value less costs of disposal		11.72%		12.41%
Pacífico Seguros [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		5.00%	[1]	5.00%
Discount rate used in current measurement of fair value less costs of disposal				11.66%
Pacífico Seguros [Member] | Fees One [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	[1]	11.24%
Pacífico Seguros [Member] | Fees Two [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	[1]	12.38%

[1]	As of December 31, 2017, corresponds to the discount rates used by the Group to determine the recoverable value for the non-life and life insurance business lines cash flows that comprised this CGU as a result of the merger, See Note 2(a).